Shareholder Report	12 Months Ended
Oct. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	T. ROWE PRICE GLOBAL ALLOCATION FUND, INC.
Entity Central Index Key	0001571768
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2025
C000127047
Shareholder Report [Line Items]
Fund Name	Global Allocation Fund
Class Name	Investor Class
Trading Symbol	RPGAX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global Allocation Fund - Investor Class	$84	0.79%

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Global equity and fixed income markets advanced over the period, with many major equity indexes posting double-digit gains. Global emerging markets outpaced the U.S. and international developed markets during the period, according to broad fixed income and equity indexes. Following mid-period volatility due to news of “reciprocal” tariffs imposed by the Trump administration in the U.S., global markets experienced blistering rallies after the announcement of a tariff pause that allowed several countries to negotiate trade deals with the U.S.

  Versus the Morningstar Global Allocation Index, favorable security selection among international developed markets value stocks had a positive impact during the period. The inclusion of emerging markets bonds as a diversifying exposure also aided relative results.

  On the negative side, stock selection within the All-Cap Opportunities Fund was a notable detractor during the period. Security selection within the Large-Cap Core Fund also weighed on relative results.

  The fund seeks long-term capital appreciation and income. It provides investors with a core multi-asset portfolio that is globally diversified across traditional and alternative asset classes, emphasizing the roles of broad diversification, fundamental research, tactical allocation, and risk management. The fund is a single investment option that invests in global opportunities across a wide spectrum of equity, fixed income, and hedge fund strategies.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Global Allocation Fund (Investor Class)	12.97%	8.09%	7.52%
MSCI All Country World Index Net (Regulatory Benchmark)	22.64	14.61	11.31
Morningstar Global Allocation Index (Strategy Benchmark)	15.65	8.27	7.57

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 828,094,000
Holdings Count | Holding	1,569
Advisory Fees Paid, Amount	$ 4,251,000
InvestmentCompanyPortfolioTurnover	39.00%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$828,094 Number of Portfolio Holdings1,569
Holdings [Text Block]

Security Allocation (as a % of Net Assets)

Common Stocks	54.2%
Bond Funds	15.2
Equity Funds	7.5
Private Investment Companies	7.3
U.S. Government Agency Obligations (Excluding Mortgage-Backed)	6.9
Corporate Bonds	3.2
Securities Lending Collateral	1.0
Asset-Backed Securities	0.6
Short-Term and Other	4.1

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Blackstone Partners Offshore Fund	7.3%
T. Rowe Price Integrated U.S. Small-Mid Cap Core Equity Fund - I Class	5.3
T. Rowe Price Emerging Markets Bond Fund - I Class	3.8
T. Rowe Price International Bond Fund - I Class	3.1
U.S. Treasury Inflation-Indexed Notes	2.5
T. Rowe Price Institutional High Yield Fund - Institutional Class	2.2
T. Rowe Price Emerging Markets Local Currency Bond Fund - I Class	2.2
T. Rowe Price Multi-Strategy Total Return Fund - I Class	2.2
NVIDIA	2.2
U.S. Treasury Bonds	2.1

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000127048
Shareholder Report [Line Items]
Fund Name	Global Allocation Fund
Class Name	Advisor Class
Trading Symbol	PAFGX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global Allocation Fund - Advisor Class	$108	1.02%

Expenses Paid, Amount	$ 108
Expense Ratio, Percent	1.02%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Global equity and fixed income markets advanced over the period, with many major equity indexes posting double-digit gains. Global emerging markets outpaced the U.S. and international developed markets during the period, according to broad fixed income and equity indexes. Following mid-period volatility due to news of “reciprocal” tariffs imposed by the Trump administration in the U.S., global markets experienced blistering rallies after the announcement of a tariff pause that allowed several countries to negotiate trade deals with the U.S.

  Versus the Morningstar Global Allocation Index, favorable security selection among international developed markets value stocks had a positive impact during the period. The inclusion of emerging markets bonds as a diversifying exposure also aided relative results.

  On the negative side, stock selection within the All-Cap Opportunities Fund was a notable detractor during the period. Security selection within the Large-Cap Core Fund also weighed on relative results.

  The fund seeks long-term capital appreciation and income. It provides investors with a core multi-asset portfolio that is globally diversified across traditional and alternative asset classes, emphasizing the roles of broad diversification, fundamental research, tactical allocation, and risk management. The fund is a single investment option that invests in global opportunities across a wide spectrum of equity, fixed income, and hedge fund strategies.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Global Allocation Fund (Advisor Class)	12.71%	7.81%	7.24%
MSCI All Country World Index Net (Regulatory Benchmark)	22.64	14.61	11.31
Morningstar Global Allocation Index (Strategy Benchmark)	15.65	8.27	7.57

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 828,094,000
Holdings Count | Holding	1,569
Advisory Fees Paid, Amount	$ 4,251,000
InvestmentCompanyPortfolioTurnover	39.00%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$828,094 Number of Portfolio Holdings1,569
Holdings [Text Block]

Security Allocation (as a % of Net Assets)

Common Stocks	54.2%
Bond Funds	15.2
Equity Funds	7.5
Private Investment Companies	7.3
U.S. Government Agency Obligations (Excluding Mortgage-Backed)	6.9
Corporate Bonds	3.2
Securities Lending Collateral	1.0
Asset-Backed Securities	0.6
Short-Term and Other	4.1

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Blackstone Partners Offshore Fund	7.3%
T. Rowe Price Integrated U.S. Small-Mid Cap Core Equity Fund - I Class	5.3
T. Rowe Price Emerging Markets Bond Fund - I Class	3.8
T. Rowe Price International Bond Fund - I Class	3.1
U.S. Treasury Inflation-Indexed Notes	2.5
T. Rowe Price Institutional High Yield Fund - Institutional Class	2.2
T. Rowe Price Emerging Markets Local Currency Bond Fund - I Class	2.2
T. Rowe Price Multi-Strategy Total Return Fund - I Class	2.2
NVIDIA	2.2
U.S. Treasury Bonds	2.1

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000169948
Shareholder Report [Line Items]
Fund Name	Global Allocation Fund
Class Name	I Class
Trading Symbol	TGAFX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global Allocation Fund - I Class	$64	0.60%

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Global equity and fixed income markets advanced over the period, with many major equity indexes posting double-digit gains. Global emerging markets outpaced the U.S. and international developed markets during the period, according to broad fixed income and equity indexes. Following mid-period volatility due to news of “reciprocal” tariffs imposed by the Trump administration in the U.S., global markets experienced blistering rallies after the announcement of a tariff pause that allowed several countries to negotiate trade deals with the U.S.

  Versus the Morningstar Global Allocation Index, favorable security selection among international developed markets value stocks had a positive impact during the period. The inclusion of emerging markets bonds as a diversifying exposure also aided relative results.

  On the negative side, stock selection within the All-Cap Opportunities Fund was a notable detractor during the period. Security selection within the Large-Cap Core Fund also weighed on relative results.

  The fund seeks long-term capital appreciation and income. It provides investors with a core multi-asset portfolio that is globally diversified across traditional and alternative asset classes, emphasizing the roles of broad diversification, fundamental research, tactical allocation, and risk management. The fund is a single investment option that invests in global opportunities across a wide spectrum of equity, fixed income, and hedge fund strategies.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	Since Inception 3/23/16
Global Allocation Fund (I Class)	13.22%	8.27%	8.22%
MSCI All Country World Index Net (Regulatory Benchmark)	22.64	14.61	12.22
Morningstar Global Allocation Index (Strategy Benchmark)	15.65	8.27	7.97

The preceding line graph shows the value of a hypothetical $500,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

Performance Inception Date	Mar. 23, 2016
No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 828,094,000
Holdings Count | Holding	1,569
Advisory Fees Paid, Amount	$ 4,251,000
InvestmentCompanyPortfolioTurnover	39.00%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$828,094 Number of Portfolio Holdings1,569
Holdings [Text Block]

Security Allocation (as a % of Net Assets)

Common Stocks	54.2%
Bond Funds	15.2
Equity Funds	7.5
Private Investment Companies	7.3
U.S. Government Agency Obligations (Excluding Mortgage-Backed)	6.9
Corporate Bonds	3.2
Securities Lending Collateral	1.0
Asset-Backed Securities	0.6
Short-Term and Other	4.1

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Blackstone Partners Offshore Fund	7.3%
T. Rowe Price Integrated U.S. Small-Mid Cap Core Equity Fund - I Class	5.3
T. Rowe Price Emerging Markets Bond Fund - I Class	3.8
T. Rowe Price International Bond Fund - I Class	3.1
U.S. Treasury Inflation-Indexed Notes	2.5
T. Rowe Price Institutional High Yield Fund - Institutional Class	2.2
T. Rowe Price Emerging Markets Local Currency Bond Fund - I Class	2.2
T. Rowe Price Multi-Strategy Total Return Fund - I Class	2.2
NVIDIA	2.2
U.S. Treasury Bonds	2.1

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless